Schedule of exploration expenditures on the Manhattan project (Details) - Exploration Expenditure [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Assay	$ 286,034	$ 283,151
Data	98,870	165,319
Drilling	5,551,619	3,667,971
Field and logic	1,754,967	1,133,939
Fuel		41,621
General and administration and supplies	281,667	446,803
Geological	19,230	163,790
Metallurgical	20,122
Site access and maintenance	149,900
Permits, licenses, property tax	269,266	245,797
Total	$ 8,431,675	$ 6,148,391